Note 19 - Nature and Extent of Risks Arising from Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk [text block]
(thousands of Canadian dollars)
	2024		2023
	Increase 100 bps	Decrease 100 bps	Increase 100 bps	Decrease 100 bps
Increase (decrease):
Impact of projected net interest income during a 12 month period	$5,223	$(5,430)	$4,046	$(4,059)

Duration difference between assets and liabilities (months)	(1.6)		(2.0)